Income Taxes - Classification of deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income taxes [Abstract]
Deferred tax assets	$ 352,770	$ 443,566
Deferred tax liabilities	(2,304)	(8,422)
Net deferred tax assets	$ 350,466	$ 435,144	$ 407,459